Property and Equipment, net	12 Months Ended
Dec. 26, 2010
Notes to Financial Statements
Property and Equipment, net

Property and Equipment, net

Property and equipment, net consist of the following as of December 26, 2010 and December 27, 2009:

	December 26, 2010	December 27, 2009
Machinery and office equipment	$241	$240
Capitalized software and development	283	282
	524	522
Less accumulated depreciation and amortization	(454)	(411)
	$70	$111